Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk (Tables)	12 Months Ended
Dec. 31, 2017
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Table of Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of euros)
	2017	2016	2015
ASSETS-
Hedging Derivatives	2,485	2,833	3,538
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	17	45
LIABILITIES-
Hedging Derivatives	2,880	2,347	2,726
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(7)	-	358

Hedging Derivatives Breakdown by type of risk and type of hedge
Hedging Derivatives Breakdown by type of risk and type of hedge (Millions of euros)
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	1,141	850	1,154	974	1,660	875
OTC options	100	111	125	118	187	128
OTC other	1,041	739	1,029	856	1,473	747
Equity	-	-	-	50	12	74
OTC options	-	-	-	50	-	72
OTC other	-	-	-	-	12	2
Foreign exchange and gold	625	511	817	553	675	389
OTC other	625	511	817	553	675	388
FAIR VALUE HEDGES	1,766	1,362	1,970	1,577	2,347	1,337
Interest rate	244	533	194	358	204	319
OTC other	242	533	186	358	204	318
Organized market other	2	-	8	-	-	1
Foreign exchange and gold	119	714	248	118	242	34
OTC options	-	-	89	70	42	12
OTC other	119	714	160	48	200	22
CASH FLOW HEDGES	363	1,247	442	476	446	353
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	301	15	362	79	47	304
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	46	256	55	214	697	732
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	9	-	4	-	-	-
DERIVATIVES-HEDGE ACCOUNTING	2,485	2,880	2,833	2,347	3,538	2,726
of which: OTC - credit institutions	1,829	2,527	2,381	2,103	3,413	2,366
of which: OTC - other financial corporations	651	234	435	165	95	256
of which: OTC - other	2	120	9	79	29	103

Cash Flow Hedging Instruments
Cash Flows of Hedging Instruments (Millions of euros)
	3 Months or Less	From 3 Months to 1 Year	From 1 to 5 Years	More than 5 Years	Total
Receivable cash inflows	144	407	2,237	2,287	5,076
Payable cash outflows	144	491	2,703	2,348	5,686